Nature of Operations and Summary of Significant Accounting Policies (Detail Textuals 1)	12 Months Ended
	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Property, Plant and Equipment [Line Items]
Depreciation Methods	Straight-line basis over the shorter of the estimated useful lives or lease terms (in the case of leasehold improvements) of the related assets.
Shares excluded from calculation of EPS	1,901,023	1,893,582
Conversion ratio on shares outstanding	1.0884
Maximum | Premises
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	30 years
Maximum | Furniture and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	10 years
Minimum | Premises
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	20 years
Minimum | Furniture and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years